Pioneer Investments
                                                        60 State St
                                                        Boston, MA 02109



December 30, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Series Trust VII
      Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File Nos. 811-10395; 333-62166)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust VII (the "Trust"), a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act")(the "Amendment"), relating to Pioneer Global Multisector Income Fund (formerly, Pioneer Global Aggregate Bond
Fund) (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of reflecting certain changes to the Fund's name and disclosure regarding the Fund's investment objective and principal investment strategies. The amendment is to be effective on March 1, 2014.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.


Sincerely,


/s/ Thomas Reyes
------------------------
Thomas Reyes
Assistant Secretary




cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.